Related Party Transactions and Arrangements (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions and Arrangements
Note 11 - Related Party Transactions and Arrangements

Advisory Agreement Fees and Reimbursements

Pursuant to the Advisory Agreement, the Company is required to make the following payments and reimbursements to the Advisor:

•	The Company reimburses the Advisor’s costs of providing services pursuant to the Advisory Agreement, except the salaries and benefits paid by the Advisor to the Company’s executive officers.

•	The Company pays the Advisor, or its affiliates, a monthly asset management fee equal to one-twelfth of 1.5%% of stockholders' equity as calculated pursuant to the Advisory Agreement.

•
The Company will pay the Advisor an annual subordinated performance fee calculated on the basis of total return to stockholders, payable monthly in arrears, such that for any year in which total return on stockholders’ capital exceeds 6.0% per annum, our Advisor will be entitled to 15.0% of the excess total return; provided that in no event will the annual subordinated performance fee payable to our Advisor exceed 10.0% of the aggregate total return for such year.

•
The Company reimburses the Advisor for insourced expenses incurred by the Advisor on the Company‘s behalf related to selecting, evaluating, originating and acquiring investments in an amount up to 0.5% of the principal amount funded by the Company to originate or acquire commercial mortgage loans and up to 0.5% of the anticipated net equity funded by the Company to acquire real estate securities investments.

The table below shows the costs incurred due to arrangements with our Advisor and its affiliates during the three and six months ended June 30, 2021 and 2020 and the associated payable as of June 30, 2021 and December 31, 2020 (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,		Payable as of
	2021	2020	2021	2020	June 30, 2021	December 31, 2020
Acquisition expenses (1)	$169	$175	$322	$317	$—	$—
Administrative services expenses	3,078	2,940	6,552	7,052	3,078	2,940
Asset management and subordinated performance fee	6,001	3,738	11,417	7,650	8,657	4,773
Other related party expenses (2)(3)	7	89	36	670	956	1,812
Total related party fees and reimbursements	$9,255	$6,942	$18,327	$15,689	$12,691	$9,525

(1)
Total acquisition expenses paid during the three and six months ended June 30, 2021 were $2.0 million and $4.6 million respectively, of which $1.8 million and $4.3 million were capitalized within the commercial mortgage loans, held for investment and real estate securities, available for sale, measured at fair value lines of the consolidated balance sheets. Total acquisition expenses paid during the three and six months ended June 30, 2020 were $0.6 million and $2.8 million respectively, of which $0.4 million and $2.5 million were capitalized within the commercial mortgage loans, held for investment and real estate securities, available for sale, measured at fair value lines of the consolidated balance sheets.

(2)	These are related to reimbursable costs incurred related to the increase in loan origination activities and are included in Other expenses in the Company's consolidated statements of operations.
(3)	As of June 30, 2021 and December 31, 2020 the related party payables include $1.0 million and $1.8 million of payments made by the Advisor to third party vendors on behalf of the Company.

The payables as of June 30, 2021 and December 31, 2020 in the table above are included in Due to affiliates on the Company's consolidated balance sheets.

Other Transactions

Pursuant to a lending and security agreement with SBL, which was entered into in February 2020 and amended in March and August 2020, the Company may borrow up to $100.0 million at a rate of one-month LIBOR + 4.5%. The facility has a maturity of February 10, 2023 and is secured by a pledge of equity interests in certain of the Company’s subsidiaries. The Company incurred $0.4 million and $0.9 million in interest expense on the lending agreement with SBL for the three and six months ended June 30, 2021, respectively. As of June 30, 2021 there was no outstanding balance under the lending agreement.

SBL also holds 17,950 shares of the Company's outstanding shares of Series D Preferred Stock of which, 14,950 shares were acquired in exchange for an equivalent number of shares of Series A Preferred Stock in March 2021. SBL also acquired an additional 3,000 shares of Series D Preferred Stock at the liquidation preference of $15.0 million (net of accrued and unpaid dividends on the exchanged Series A Preferred Stock) in such transaction.

Note 11 - Related Party Transactions and Arrangements

Advisory Agreement Fees and Reimbursements

Pursuant to the Advisory Agreement, the Company is required to make the following payments and reimbursements to the Advisor:
•	The Company reimburses the Advisor’s costs of providing services pursuant to the Advisory Agreement, except the salaries and benefits paid by the Advisor to the Company’s executive officers.

•	The Company pays the Advisor, or its affiliates, a monthly asset management fee equal to one-twelfth of 1.5% of stockholders’ equity as calculated pursuant to the Advisory Agreement.

•
The Company will pay the Advisor an annual subordinated performance fee calculated on the basis of total return to stockholders, payable monthly in arrears, such that for any year in which total return on stockholders’ capital exceeds 6.0% per annum, our Advisor will be entitled to 15.0% of the excess total return; provided that in no event will the annual subordinated performance fee payable to our Advisor exceed 10.0% of the aggregate total return for such year.

•
The Company reimburses the Advisor for insourced expenses incurred by the Advisor on the Company’s behalf related to selecting, evaluating, originating and acquiring investments in an amount up to 0.5% of the principal amount funded by the Company to originate or acquire commercial mortgage loans and up to 0.5% of the anticipated net equity funded by the Company to acquire real estate securities investments.

The table below shows the costs incurred due to arrangements with our Advisor and its affiliates during the years ended December 31, 2020, 2019 and 2018 and the associated payable as of December 31, 2020 and 2019 (dollars in thousands):

	Year Ended December 31,			Payable as of December 31,
	2020	2019	2018	2020	2019
Acquisition expenses (1)	696	900	452	—	225
Administrative services expenses	13,120	16,363	13,446	2,940	1,238
Asset management and subordinated performance fee	15,178	16,226	10,299	4,773	3,326
Other related party expenses (2)(3)	703	1,610	1,259	1,812	—
Total related party fees and reimbursements	$29,697	$35,099	$25,456	$9,525	$4,789

(1)
Total acquisition fees and expenses paid during the years ended December 31, 2020, 2019 and 2018 were $7.1 million, $8.4 million and $8.1 million respectively, of which $6.4 million, $7.5 million and $7.6 million were capitalized within the commercial mortgage loans, held for investment line of the consolidated balance sheets for the years ended December 31, 2020, 2019 and 2018.

(2)	These are related to reimbursable costs incurred related to the increase in loan origination activities and are included in Other expenses in the Company’s consolidated statements of operations.

(3)	The related party payable includes $1.8 million of payments made by the Advisor to third party vendors on behalf of the Company.

The payables as of December 31, 2020 and 2019 in the table above are included in Due to affiliates on the Company’s consolidated balance sheets.

Other Transactions

On February 22, 2018, the Company purchased commercial mortgage loans, held-for-sale from an entity that is an affiliate of the Company’s Advisor, for an aggregate purchase price of $27.8 million. The purchase of the commercial mortgage loans and the $27.8 million purchase price were approved by the Company’s board of directors. On April 18, 2018, the Company sold $23.3 million of these commercial mortgage loans into a CMBS securitization. The remaining $4.5 million of these commercial mortgage loans, recorded as held for investment, were fully paid down during the year ended December 31, 2020.

Pursuant to a lending and security agreement with Security Benefit Life Insurance Company (“SBL”), which was entered into in February 2020 and amended in March and August 2020, the Company may borrow up to $100.0 million at a rate of one-month LIBOR + 4.5%. SBL is an entity that also holds 14,950 of the Company’s outstanding shares of Series A Preferred Stock. The facility has a maturity of February 10, 2023 and is secured by a pledge of equity interests in certain of the Company’s subsidiaries. The Company incurred $0.2 million of interest expense on the lending agreement with SBL for the year ended December 31, 2020. As of December 31, 2020 there was no outstanding balance under the lending agreement.